U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 12B-25

COMMISSION  FILE  NUMBER:  000-50298
                           ---------
     Notification of Late Filing

(Check One):

[ ] Form 10-KSB [ ] Form 20-F [ ] Form 11-K [X] Form 10-QSB
[ ] Form N-SAR  [ ] Form N-CSR

For the fiscal quarter ended: MAY 31, 2005

 [ ] Transition Report on Form 10-KSB
 [ ] Transition Report on Form 20-F
 [ ] Transition Report on Form 11-K
 [ ] Transition Report on Form 10-QSB
 [ ] Transition Report on Form N-SAR
 [ ] Transition Report on Form N-CSR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                         PART I - REGISTRANT INFORMATION
                         -------------------------------

                     INTEGRATED SECURITIES TECHNOLOGIES INC.
                     ---------------------------------------
                             Full Name of Registrant

                              IGUANA VENTURES LTD.
                              --------------------
                            Former Name if Applicable


                        PO BOX 2536 349 WEST GEORGIA ST.
                        --------------------------------
            Address of Principal Executive Office (Street and Number)

                   VANCOUVER, BRITISH COLUMBIA, CANADAV6B 3W8
                   ------------------------------------------
                            City, State and Zip Code

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                        PART II - RULES 12B-25(B) AND (C)
                        ---------------------------------

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-(b), the following should be completed. (Check box, if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                              PART III - NARRATIVE
                              --------------------

State below in reasonable detail the reasons why Form 10-KSB, 20-F, 11-K, 10-QSB, N-SAR, Form N-CSR or the transition report or portion thereof could not be filed within the prescribed period.


Management was unable to obtain the business information necessary to complete the preparation of the Company's financial statements for the fiscal quarter ended May 31, 2005 and the review of these financial statements by the Company's auditors in time for filing. Such information is required in order to prepare a complete filing. As a result of this delay, the Company is unable to file its quarterly report on Form 10-QSB within the prescribed time period without unreasonable effort or expense. The Company expects to file within the extension period.

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                           PART IV - OTHER INFORMATION
                           ---------------------------

(1) Name and telephone number of person to contract in regard to this notification.

     STEPHEN  F.X.  O'NEILL      360          332-3300
     ----------------------      ---          --------
              (Name)         (Area Code)  (Telephone Number)


(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

     [X]  Yes          [ ]  No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     [ ]  Yes          [X]  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                     INTEGRATED SECURITIES TECHNOLOGIES INC.
                     ---------------------------------------
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: July 18, 2005                    By: /s/ Randy White
                                           -------------------------------------
                                           RANDY  WHITE
                                           President and Chief Executive Officer

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